Operating Lease (Tables)	6 Months Ended
Sep. 30, 2022
Operating lease [Abstract]
Schedule of operating lease related assets and liabilities
	September 30, 2022	March 31, 2022
Right of use assets	$202,536	$242,665

Operating lease liabilities	$201,774	$244,861

Schedule of weighted average remaining lease terms and discount rates
	September 30, 2022	March 31, 2022
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.94	2.46
Weighted average discount rate	5.00%	5.00%

Schedule of maturities of lease liabilities
Six months ended March 31, 2023	$52,970
Twelve months ended March 31, 2024	105,939
Twelve months ended March 31, 2025 and thereafter	44,141
Total lease payments	203,050
Less: imputed interest	(1,276)
Present value of lease liabilities	$201,774